Income Taxes - Schedule of deferred tax assets (FY) (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset/(liability)
Organizational costs/Startup expenses		$ 232,484	$ 7,678
Unrealized gain/loss - Trust		(36,940)
Federal Net Operating loss			425
Net deferred tax asset		195,544	8,103
Valuation allowance		(232,484)	(8,103)
Deferred tax (liability), net of allowance	$ (735,048)	$ (36,940)